Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets are amortized on a straight-line basis over their estimated useful lives, as set forth in the table below:

Estimated Useful Life
Customer relationships	16 - 23 years
Order backlog	3 years
Trade names	3 years
Patient database	7 years
Technology assets	5 years
The carrying amount of Intangible Assets for the years ended December 31, 2023 and 2022 is as follows:

	December 31, 2023	December 31, 2022
Cost	(in thousands)
Customer relationships	$4,090,393	$4,076,435
Order backlog	541,302	536,934
Trade names & brands	204,653	204,621
Patient database	170,366	170,238
Technology assets	141,257	120,984
Total cost	5,147,971	5,109,212

Accumulated amortization	(1,292,106)	(830,553)
Net book value	$3,855,865	$4,278,659

Schedule of Future Intangible Asset Amortization Expense
Future intangible asset amortization expense for the years ended December 31, 2024 to December 31, 2028 is as follows:

(in thousands)
2024	$344,518
2025	229,106
2026	214,869
2027	202,539
2028	189,539
Total	$1,180,571